EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative)		1 Months Ended					12 Months Ended
	May 11, 2021 CAD ($)	Dec. 31, 2019 shares	Nov. 30, 2019	Jan. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Nov. 30, 2016 CAD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Statement [Line Items]
Royalty obligation								$ 5,000,000
Project costs								5,333,085
Earned fee								409,487
Cost recoveries								$ 265,929	$ 820,075	$ 0
GFTECAgreement [Member]
Statement [Line Items]
Owenership percentage		100.00%
Percentage of property purchase		51.00%
Common shares issue | shares		5,000,000
Description of retains profits interest							GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares.	GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares.
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage	70.00%
Earning description	Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for a total 70% interest by sole funding a further $75 million within the following five years.
Initial interest	60.00%
Required fund	$ 35,000,000
Work expenditures term	5 years
First yeaar earning amount	$ 4,000,000
IKE Property [Member]
Statement [Line Items]
Royalty obligation							$ 2,000,000
Royalty interest							1.00%	1.00%
Additional royalty interest							2.00%	2.00%
Royalty amount payment							$ 4,000,000
Common shares issue | shares							500,000	500,000
Advance royalty payments							$ 50,000
Other Property Transactions [Member]
Statement [Line Items]
Aquired percentage							0.00%	0.00%
Non-refundable payment								$ 200,000
Risk free-interest rate							0.38%	0.38%
Expected volatility							139.00%	139.00%
Expected life							4 years 11 months 23 days	4 years 11 months 23 days
Earning description							earn an initial 51% interest in the Windfall Project, comprised of 25 mineral claims located within the IKE district (note 7(a)), by spending US$4.2 million on exploration by October 21, 2022. On May 25, 2021, this option agreement was terminated by mutual consent of both Amarc and the optionee.	earn an initial 51% interest in the Windfall Project, comprised of 25 mineral claims located within the IKE district (note 7(a)), by spending US$4.2 million on exploration by October 21, 2022. On May 25, 2021, this option agreement was terminated by mutual consent of both Amarc and the optionee.
Description of consideration comprising							Amarc has received consideration comprising total cash of $300,000 from IMC and 5.5 million equity units (common share plus warrant) in Carlyle. The 5.5 million warrants are exercisable at $0.50 per warrant with an expiry date of December 8, 2025. The fair value of the 5.5 million shares of Carlyle on the Closing Date was recorded at $907,500, based on a per share value of $0.165, the closing quote of Carlyle’s common shares on December 16, 2020. The fair value of the 5.5 million warrants of Carlyle on the Closing Date is recorded was $727,000 using the Black-Scholes option pricing model.	Amarc has received consideration comprising total cash of $300,000 from IMC and 5.5 million equity units (common share plus warrant) in Carlyle. The 5.5 million warrants are exercisable at $0.50 per warrant with an expiry date of December 8, 2025. The fair value of the 5.5 million shares of Carlyle on the Closing Date was recorded at $907,500, based on a per share value of $0.165, the closing quote of Carlyle’s common shares on December 16, 2020. The fair value of the 5.5 million warrants of Carlyle on the Closing Date is recorded was $727,000 using the Black-Scholes option pricing model.
Garanite Property [Member]
Statement [Line Items]
Royalty obligation							$ 2,000,000
Royalty interest			1.00%				2.00%	2.00%
Additional royalty interest							2.50%	2.50%
Royalty amount payment							$ 1,500,000
Owenership percentage	70.00%					100.00%	100.00%	100.00%
Direct acquisition costs							$ 335,299
Percentage of property purchase							100.00%	100.00%
Cash payments				$ 100,000	$ 1,000,000
Aquired percentage			100.00%		100.00%
Common shares issue | shares				300,000	5,277,778
Acquisition costs						$ 168,996